Financial liabilities at fair value through profit or loss - Summary of designated as at fair value through profit or loss by type (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss by type	€ 48,444	€ 47,684
Funds entrusted [member]
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss by type	41,911	39,386
Subordinated liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss by type	258	246
Debt Securities [member]
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss by type	€ 6,276	€ 8,053